Investments In Unconsolidated Affiliates (Equity Method Investment Summarized Financial Information, Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Investments In Unconsolidated Affiliates [Abstract]
Current assets	$ 38.1	[1]	$ 35.2	[1]
Long-term assets	359.9	[1]	356.7	[1]
Current liabilities	(20.4)	[1]	(17.8)	[1]
Long-term liabilities	(28.5)	[1]	(25.6)	[1]
Net assets	$ 349.1	[1]	$ 348.5	[1]

[1]	The combined financial information excludes the results of Black Lake since we began accounting for Black Lake as a consolidated subsidiary effective July 30, 2010.